Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of consolidating entities
	% of ownership	Jurisdiction

BetterLife Pharma Inc. (formerly Pivot Pharmaceuticals Inc.)	Parent	Canada
Pivot Pharmaceuticals Manufacturing Corp.	100%	Canada
Pivot Green Stream Health Solutions Inc. (dissolved January 2020)	100%	Canada
BetterLife Pharma US Inc.	100%	U.S.A.
Pivot Naturals, LLC	100%	U.S.A.
Thrudermic, LLC	100%	U.S.A.
Pivot Europe Pharmaceuticals AG	100%	Lichtenstein

Schedule of property and equipment
Computer equipment	2 years
Equipment	5 years
Leasehold improvements	5 to 10 years
Security system	5 years

Schedule of intangible assets
License	5 years
Patents	10 years
Unpatented technology	10 years